INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Software	$165,933	$161,949
Less: accumulated amortization	(25,863)	(9,048)
Intangible assets, net	$140,070	$152,901